Provisions for employees' benefits (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Employee benefits liabilities
Opening balance		$ 20,252,896	$ 17,504,566
Current service cost		77,373	52,164
Past service cost		50,489	0
Interest expense		1,266,506	1,222,584
Actuarial (gains) losses		(84,306)	2,633,389
Benefits paid		(1,218,897)	(1,159,807)
Closing balance		20,344,061	20,252,896
Plan assets
Opening balance		12,474,408	12,125,648
Return on assets		780,664	849,062
Contributions to funds		21,971	22,465
Benefits paid		(868,975)	(831,755)
Actuarial gains (losses)		(55,557)	308,988
Closing balance		12,352,511	12,474,408
Net post-employment benefits liability		7,991,550	7,778,488
Pension and pension bonds [Member]
Employee benefits liabilities
Opening balance	[1]	14,147,464	12,463,433
Current service cost	[1]	0	0
Past service cost	[1]	0	0
Interest expense	[1]	888,583	872,524
Actuarial (gains) losses	[1]	(56,655)	1,621,184
Benefits paid	[1]	(847,449)	(809,677)
Closing balance	[1]	14,131,943	14,147,464
Plan assets
Opening balance	[1]	12,471,163	12,123,175
Return on assets	[1]	780,494	848,677
Contributions to funds	[1]	0	0
Benefits paid	[1]	(847,449)	(809,677)
Actuarial gains (losses)	[1]	(55,651)	308,988
Closing balance	[1]	12,348,557	12,471,163
Net post-employment benefits liability	[1]	1,783,386	1,676,301
Healthcare, Education and others [Member]
Employee benefits liabilities
Opening balance		6,105,432	5,041,133
Current service cost		77,373	52,164
Past service cost		50,489	0
Interest expense		377,923	350,060
Actuarial (gains) losses		(27,651)	1,012,205
Benefits paid		(371,448)	(350,130)
Closing balance		6,212,118	6,105,432
Plan assets
Opening balance		3,245	2,473
Return on assets		170	385
Contributions to funds		21,971	22,465
Benefits paid		(21,526)	(22,078)
Actuarial gains (losses)		94	0
Closing balance		3,954	3,245
Net post-employment benefits liability		$ 6,208,164	$ 6,102,187

[1]	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.